Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($)	Mar. 26, 2024	Mar. 13, 2024
Subsequent Event [Line Items]
Expenses recognized on funding of additional principal amount	$ 500
BTM Kiosk [Member]
Subsequent Event [Line Items]
Consideration transferred		$ 4,600,000
Amended And Restated Credit Agreement [Member]
Subsequent Event [Line Items]
Additional principal amount	$ 15,700,000
Debt instrument, maturity date	Jun. 23, 2026
Percentage of debt instrument exit fee	8.50%
Amended And Restated Credit Agreement [Member] | June 15, 2025 [Member]
Subsequent Event [Line Items]
Repayment of additional principal amount	$ 600,000
Amended And Restated Credit Agreement [Member] | December 15, 2025 [Member]
Subsequent Event [Line Items]
Repayment of additional principal amount	800,000
Amended And Restated Credit Agreement [Member] | June 15, 2026 [Member]
Subsequent Event [Line Items]
Repayment of additional principal amount	$ 900,000